Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	43-1706259
Plan number	001
Total investments, at fair value	$ 219,738,761	$ 187,164,065
Current Value	$ 222,387,761
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	$ 75,947,218	66,005,355
Current Value	75,947,218
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	135,178,583	112,184,161
Current Value	135,178,583
EFSC common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,543,230
Participant loans
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,649,000
Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	69,730	0
Investment, Identifier [Axis]: AMG River Road Small Cap Value Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,916,540
Investment, Identifier [Axis]: Baird Aggregate Bond Fund Class Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,101,854
Investment, Identifier [Axis]: CRM Mid Cap Value Fund Class Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,863,593
Investment, Identifier [Axis]: Conestoga Small Cap Fund Class Investor
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	150,571
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,730,604
Investment, Identifier [Axis]: Galliard Stable Return Fund C
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	8,124,368	7,474,827
Investment, Identifier [Axis]: Galliard Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,124,368
Investment, Identifier [Axis]: Goldman Sachs GQG Partners International Opportunities Fund Class Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,820,822
Investment, Identifier [Axis]: Hartford Schroders International Multi-Cap Value Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,641,689
Investment, Identifier [Axis]: Nuveen Core Impact Bond Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11
Investment, Identifier [Axis]: PGIM Jennison Mid-Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,528,394
Investment, Identifier [Axis]: Polen Growth Fund Class Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,465,862
Investment, Identifier [Axis]: SSGA S&P 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,069,223
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2010 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	821,995	744,407
Current Value	821,995
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2015 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	207,513	332,353
Current Value	207,513
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2020 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	5,495,293	5,573,152
Current Value	5,495,293
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2025 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	7,358,383	7,203,557
Current Value	7,358,383
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2030 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	16,647,398	13,441,424
Current Value	16,647,398
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2035 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	10,101,808	8,704,980
Current Value	10,101,808
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2040 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	19,172,969	17,354,800
Current Value	19,172,969
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2045 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	11,328,092	8,735,431
Current Value	11,328,092
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2050 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	13,559,421	10,024,765
Current Value	13,559,421
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2055 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	4,650,727	3,466,960
Current Value	4,650,727
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2060 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	3,788,492	2,528,333
Current Value	3,788,492
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust 2065 Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	791,295	249,933
Current Value	791,295
Investment, Identifier [Axis]: State Street Aggregate Bond Index Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,110,386
Investment, Identifier [Axis]: State Street Global All Cap Equity ex-U.S. Index Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,171,500
Investment, Identifier [Axis]: State Street S&P 500 Index Non-Lending Series Fund Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	32,069,223	25,637,478
Investment, Identifier [Axis]: State Street Small/Mid Cap Equity Index Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,981,585
Investment, Identifier [Axis]: State Street U.S. Inflation Protected Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,061,606
Investment, Identifier [Axis]: State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	1,061,606	$ 711,761
Investment, Identifier [Axis]: Vanguard LifeStrategy Conservative Growth Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	929,696
Investment, Identifier [Axis]: Vanguard LifeStrategy Growth Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,114,580
Investment, Identifier [Axis]: Vanguard LifeStrategy Income Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,394,499
Investment, Identifier [Axis]: Vanguard LifeStrategy Moderate Growth Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,025,032